Deposits from banks - Additional information (Details) - EUR (€) € in Millions	1 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deposits From Bank [Line Items]
Deposits from banks			€ 78,098	€ 78,098	€ 34,826	€ 37,330
Longer-term refinancing operations (TLTRO III)	€ 55,000	€ 4,500
Repayment of targeted longer term refinancing operations				17,700
Net interest income				13,552	13,811
TLTRO [Member]
Disclosure Of Deposits From Bank [Line Items]
Deposits from banks			59,500	59,500	17,700
TLTRO II [Member]
Disclosure Of Deposits From Bank [Line Items]
Repayment of targeted longer term refinancing operations			€ 17,700
Net interest income				24	€ 57
TLTRO III [Member]
Disclosure Of Deposits From Bank [Line Items]
Net interest income				€ 164
Growth in lending volumes at least 0% [member] | Maximum [member] | Deposit Facility Rate [Member]
Disclosure Of Deposits From Bank [Line Items]
Borrowings, interest rate			(1.00%)	(1.00%)
Spread on variable interest rate				0.50%
Not meeting volume growth criteira [member] | Maximum [member] | Main Refinancing Operations Rate [Member]
Disclosure Of Deposits From Bank [Line Items]
Spread on variable interest rate				0.50%